Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Castlerigg Equity Event and Arbitrage Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Castlerigg Equity Event and Arbitrage Fund (the "Fund") seeks capital growth over full market cycles, largely independent of market movement.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-04-29
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. Portfolio turnover rate for the Fund's last fiscal year is not provided because the Fund had not commenced operations as of the date of this Prospectus.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts expected to be incurred for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that it reflects the Expense Cap for the time period described in the table above. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in: the equity securities of companies listed and/or traded on a U.S. or foreign securities exchange that the Adviser believes may be subject to an extraordinary event; and total return swaps on such securities. For this purpose, the Fund defines equity securities to mean all common stock, convertible stock and warrants issued by companies."Equity events" (also known as "extraordinary events") include mergers, takeover bids, exchange offers, tender offers, spin-offs, liquidations, recapitalizations, corporate restructurings and/or other extraordinary corporate events that have been publicly announced.

The Fund primarily seeks to profit from a difference between the market price of companies' equity securities prior to an extraordinary event and their price upon the completion of such event. Because the realization of profit depends on the consummation of the transaction, the Adviser intends to conduct extensive research to assess the risk and quality of each extraordinary event to determine if it is likely to occur. The Adviser's approach pairs fundamental research with its extensive experience trading in international markets. Because the securities in which the Fund invests are tied to transactions that are highly event-specific and relatively independent of each other, the Fund's performance is not expected to correlate to the performance of the global securities markets generally.

The Fund may invest in the equity securities of companies of any market capitalization, including small- and mid-capitalization companies. The Fund may invest in securities subject to negotiated (or "friendly") reorganizations and non-negotiated reorganizations (or "hostile takeover attempts"). From time to time, the Fund may invest in the securities of issuers who the Adviser believes will experience an extraordinary event, though it has not yet been announced. In addition, the Fund may act as an "activist investor" and may seek to effectuate changes in a company's management and/or operations. The Fund does not have a specific geographic focus and may invest without limit in U.S. and foreign securities. The Fund may invest up to 10% of its net assets in fixed-income securities, which may include corporate bonds, including high-yield (or "junk") bonds, as well as U.S. Treasury securities.

From time to time, the Fund may obtain investment exposure that is moderately in excess of the Fund's net assets. This investment technique would result in the Fund being moderately leveraged to opportunistically invest consistent with the Fund's investment strategies.

The Fund may purchase and sell put and call options, futures contracts and swap contracts (generally, "derivatives") for the purpose of managing the Fund's duration, managing the Fund's volatility, and altering the Fund's (long or short) exposure to an issuer or asset class. The Fund may employ total return swaps and short sales to enhance its exposure to a particular market, sector or industry.

The Fund may also hedge its foreign currency exposure versus the U.S. dollar from time to time by employing currency transactions. The Fund may do so when the Adviser believes the Fund's exposure to a foreign currency will detract from the value of an investment, as measured in U.S. dollars, because the Adviser anticipates the relevant foreign currency may depreciate relative to the U.S. dollar. The Fund may alternatively use short sales and derivatives to hedge the Fund's portfolio against issuer risk, market risk and other risks. The Fund is expected to actively trade securities, including to take advantage of short-term price movements and arbitrage opportunities. The Adviser monitors the risk-reward characteristics of each transaction in the Fund's portfolio on an on-going basis and may enter and exit positions to adjust the Fund's exposure to a transaction at any time.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in: the equity securities of companies listed and/or traded on a U.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund's investment strategies are speculative and entail substantial risk. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. The Fund's net asset value ("NAV") and investment return will fluctuate based upon changes in the value of its portfolio securities. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

It is important that you closely review and understand the risks of investing in the Fund.

Arbitrage Transaction Risk. Event-driven strategies typically assume that certain extraordinary events such as mergers and reorganizations will occur, creating an arbitrage opportunity. If such transactions do not occur or are renegotiated, the Fund may realize reduced returns or losses as it unwinds failed positions. Event-driven strategies are not designed to benefit from general market appreciation or improved economic conditions in the global markets. Accordingly, the Fund may underperform the markets in certain circumstances, such as when there is rapid overall appreciation in the markets.

Convertible Securities Risk. Investments in convertible securities entail some of the risks of both equity and debt securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with the fluctuations in the market value of the underlying securities. Convertible securities are subject to the risk that the credit rating of the issuer may have an effect on the value of the convertible securities.

Currency Exchange Rate Risk. Changes in currency exchange rates may affect the U.S. dollar value of the Fund's investments. Currency exchange rates can be very volatile, changing quickly and unpredictably. Therefore, the value of an investment in the Fund may also change quickly and unpredictably.

Currency Hedging Risk. Although the Fund may attempt to minimize the impact on the value of Fund shares of changes in the value of foreign currencies against the U.S. dollar, these strategies may not be successful. In addition, the Fund's exposure to foreign currencies may not be fully hedged at all times.

Derivatives Risk. Derivative instruments, including futures, options and swaps, may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, are not correlated with the performance of other investments which they are used to hedge, or if the Adviser is unable to liquidate a position because of an illiquid secondary market. Moreover, the Fund may be exposed to counterparty risk on derivatives that are traded in the over-the-counter market.

Counterparty Risk. The Fund may enter into financial instruments or transactions with a counterparty. A counterparty may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, jeopardizing the value of the Fund's investment.

Futures Risk. The Fund's use of futures contracts (and related options) may expose the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not be perfect substitutes for their reference securities.

Options Risk.The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, stock price and other market factors, may change rapidly over time. Price valuations or market movements may not justify purchasing put options on individual securities, stock indexes and exchange-traded funds ("ETFs"), or, if purchased, the options may expire unexercised, causing the Fund to lose the premium paid for the options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective. Over-the-counter options expose the Fund to counterparty risk.

Swap Agreements Risk. Swap agreements involve counterparty risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement. Certain swap agreements, including total return swaps, often have terms of greater than seven days and may be considered illiquid.

Emerging Markets Risk. Emerging markets are generally considered riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

Equity Risk. The Fund's equity holdings may decline in value because of changes in price of a particular holding or a broad stock market decline. Common stock ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a security may decline for a number of reasons which may relate directly to the issuer of a security or broader economic or market events including changes in interest rates.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer's credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

Extension Risk. If interest rates rise, repayments of principal on certain fixed-income securities may occur at a slower-than-expected rate and, as a result, the expected maturity of such securities could lengthen which could cause their value to decline.

Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed-income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened.

Prepayment Risk. Prepayment of fixed-income securities, which is more common when interest rates are declining, may shorten such securities' maturity, reduce the Fund's return and cause the Fund to reinvest in lower yielding securities.

Foreign Securities Risk. Investments in foreign securities may involve greater risks compared to domestic U.S. investments, including due to different regulatory and accounting requirements, and less publicly available information. These risks are heightened for investments in emerging market issuers. Foreign securities are often denominated in a currency other than the U.S. dollar, which will subject the Fund to Currency Exchange Rate Risk.

Hedging Risk. Hedging against a decline in the value of a Fund position does not eliminate fluctuations in the values of those Fund positions or prevent losses if the values of those positions decline. Rather, it establishes other positions designed to gain from those same declines, thus seeking to moderate the decline in the Fund position's value. Such hedging transactions also limit the opportunity for gain if the value of the Fund position should increase. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund's return, or create a loss.

High Portfolio Turnover Risk. The investment techniques and strategies utilized by the Adviser may result in frequent portfolio trading and high portfolio turnover. High portfolio turnover rates will cause the Fund to incur higher levels of brokerage fees and commissions, which may reduce performance, and may cause higher levels of current tax liability to shareholders in the Fund.

High-Yield Securities Risk. Investments in "high yield securities" or "junk bonds" are inherently speculative and have a greater risk of default than investments in investment grade fixed-income securities. If an issuer defaults, a below-investment grade security could lose all of its value, be renegotiated at a lower interest rate or principal amount or become illiquid. Below-investment grade securities may be less liquid and more volatile than investment grade fixed-income securities and may be more difficult to value.

Leveraging Risk. Certain transactions the Adviser may undertake, including futures contracts and short positions in financial instruments, may give rise to a form of leverage. Leverage may create investment exposures greater than the total net asset value of the Fund. Leverage can make the Fund more volatile. Relatively small market movements may result in large changes in the value of a leveraged investment and the Fund.

Litigation Risk. Investing in companies involved in significant restructuring tends to involve increased litigation risk. This risk may be greater in the event the Fund takes a large position in an entity undergoing a restructuring. Further, ownership of companies over certain threshold levels and certain activities may impose additional filing and other costs and requirements on the Fund. If the Fund fails to comply with all of these requirements, the Fund may be forced to disgorge profits, pay fines or otherwise bear losses or other costs from such failure to comply.

Management Risk. The Fund is actively managed, and its performance will reflect the Adviser's ability to make investment decisions that are suited to achieving the Fund's investment objectives. Securities selected by the Adviser for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

Market Risk. Turbulence in the financial markets and reduced liquidity in equity markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

New Adviser Risk. The Adviser does not have experience managing a registered investment company.

New Fund Risk. The Fund is newly formed. Investors in the Fund bear the risk that the Adviser may not be successful in implementing the Fund's investment strategy and the Fund may not achieve scale.

Proxy Fight Risk. Issuers subject to extraordinary events, particularly hostile takeovers, may end up in a proxy fight to determine control of the issuer. A proxy fight may not be concluded successfully, or the increase in value anticipated through the change of control may not materialize, in which case the Fund may incur losses.

Short Selling Risk. Short selling entails the risk of an unlimited increase in the market price of the security sold short, which could result in a theoretically unlimited loss. Short sale strategies are often categorized as a form of leveraging or speculative investment. Before the Fund replaces a borrowed security, it is required to designate on its books cash or liquid assets as collateral to cover the Fund's short position, marking the collateral to market daily. This obligation limits the Fund's investment flexibility, as well as its ability to meet redemption requests and other current obligations.

Small and Mid Capitalization Company Risk. Investments in small and mid capitalization companies may be less liquid, and their securities' prices may fluctuate more than those of larger, more established companies. These factors could adversely affect the Fund's ability to sell such securities at a desirable time and price.

U.S. Treasury Securities Risk.U.S. Treasury securities are debt issued by the United States Department of the Treasury or its instrumentalities. The payment of principal and interest of these securities is unconditionally guaranteed by the U.S. Government. These securities may differ from other securities in their interest rates, maturities, times of issuance and other characteristics. Changes in the credit rating or financial condition of the U.S. Government may cause the value of the Fund's U.S. Treasury securities to decline.

Warrants Risk. Warrants can provide a greater potential for loss than an equivalent investment in the underlying security. The price of a warrant does not necessarily move in tandem with the price of the underlying security, and therefore, a warrant may be highly volatile and speculative. If a warrant held by the Fund is not exercised by the date of its expiration, the Fund would lose the entire purchase price of the warrant.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, and the Fund could underperform other investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund is newly created and does not have a full calendar year performance record. Performance information will be included after the Fund has been in operation for one calendar year. Past performance does not necessarily indicate how the Fund will perform in the future. Performance information will be available at www.altmfx.com or by calling (855) 328-9764 (toll free).

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(855) 328-9764
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.altmfx.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the Fund will perform in the future.
Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of the offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividend and Interest Expenses on Short Sales	rr_Component1OtherExpensesOverAssets	0.75%	[1]
Other Expenses	rr_OtherExpensesOverAssets	2.47%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.97%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.37%)	[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	263
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,085
Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of the offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividend and Interest Expenses on Short Sales	rr_Component1OtherExpensesOverAssets	0.75%	[1]
Other Expenses	rr_OtherExpensesOverAssets	2.13%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.38%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.03%)	[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	238
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	943

[1]	Dividend and interest expenses on short sales occur when the Fund sells an equity or debt security short to gain the inverse exposure necessary to meet its investment objective. "Dividend and Interest Expenses on Short Sales" are based on estimated amounts expected to be incurred for the current fiscal year.
[2]	"Other Expenses" are based on estimated amounts expected to be incurred for the current fiscal year.
[3]	Sandell Asset Management Corp. (the "Adviser") has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expense on short sales, acquired fund fees and expenses, proxy expenses and extraordinary expenses) of Investor Shares to 1.85% and Institutional Shares to 1.60%, through April 29, 2016 (the "Expense Cap"). The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees. The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement and does not cause the Net Annual Fund Operating Expenses of a class to exceed the Expense Cap in place at the time the fees were waived. Net Annual Fund Operating Expenses will increase if exclusions from the Expense Cap apply.